FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative	¥ (116,554)	$ (17,914)	¥ (88,274)	¥ (73,678)
Total operating expenses	(3,892,476)	(598,263)	(3,300,209)	(2,589,992)
Income from operations	256,332	39,397	90,066	8,451
Interest income	13,350	2,052	11,869	8,834
Exchange gain (loss)	(21)	(3)	320	(124)
Deemed dividend from issuance of convertible redeemable preferred shares
Change in redemption value of convertible redeemable preferred shares				(25,332)
Net income (loss) attributable to ordinary shareholders	208,866	32,102	86,633	(2,711)
Foreign currency translation adjustment	(34,353)	(5,280)	25,136	18,008
Comprehensive income	174,777	26,863	110,560	40,629
Parent Company [Member]
Operating expenses:
General and administrative	(6,075)	(934)	(6,129)	(3,126)
Other operating income	2,492	383	2,446	1,399
Total operating expenses	(3,583)	(551)	(3,683)	(1,727)
Income from operations	(3,583)	(551)	(3,683)	(1,727)
Interest income	7,187	1,105	3,358	1,175
Exchange gain (loss)	47	7	7	(471)
Equity in income (loss) of subsidiaries and VIE	205,215	31,541	86,951	23,644
Net income	208,866	32,102	86,633	22,621
Deemed dividend from issuance of convertible redeemable preferred shares
Change in redemption value of convertible redeemable preferred shares				(25,332)
Net income (loss) attributable to ordinary shareholders	208,866	32,102	86,633	(2,711)
Net income	208,866	32,102	86,633	22,621
Foreign currency translation adjustment	(34,353)	(5,280)	25,136	18,008
Comprehensive income	¥ 174,513	$ 26,822	¥ 111,769	¥ 40,629